Stock-based compensation - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares subject to option
Beginning Balance (shares)	21,241,568
Granted (shares)	0	0	0
Exercised (shares)	(11,778,373)
Canceled/Expired (shares)	(161,055)
Ending Balance (shares)	9,302,140	21,241,568
Vested and expected to vest (shares)	9,302,140
Exercisable (shares)	9,302,140
Weighted-average exercise price
Beginning Balance (usd per share)	$ 32.57
Granted (usd per share)	0.00
Exercised (usd per share)	36.66
Canceled/Expired (usd per share)	39.10
Ending Balance (usd per share)	27.27	$ 32.57
Vested and expected to vest (usd per share)	27.27
Exercisable (usd per share)	$ 27.27
Weighted-average remaining contractual term (in years)
Weighted- average remaining contractual term (in years)	2 years 8 months 12 days	2 years 9 months 18 days
Vested and expected to vest	2 years 8 months 12 days
Exercisable	2 years 8 months 12 days